Cash and Investments - Net Gains (Losses) on Investments (Details) $ / shares in Units, $ in Millions, ₨ in Billions											12 Months Ended
	Dec. 08, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 23, 2019 USD ($)	Dec. 23, 2019 INR (₨)	Dec. 21, 2019 USD ($)	Dec. 21, 2019 INR (₨)	Jun. 28, 2019 USD ($)	May 17, 2019 USD ($)	Apr. 18, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net gains (losses) on investments											$ 313.1	$ 1,716.2
Proceeds from sales of interests in associates											139.8	323.8
Share of profit (loss) of associates											(112.8)	169.6
Consideration paid										$ (561.5)
Proceeds from issue of bonds, notes and debentures											$ 287.2	$ 3,618.7
EXCO Resources, Inc
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)							$ (179.3)
Net change in unrealized gains (losses)							(117.0)
Share of profit (loss) of associates							$ (296.3)
Atlas Corp
Schedule Of Cash And Cash Equivalents1 [Line Items]
Warrants, exercise price (in dollars per share) | $ / shares											$ 8.05
Davos Brands
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)		$ 19.3
Proceeds from sales of interests in associates		$ 58.6
Go Digit Infoworks Services Private Limited
Schedule Of Cash And Cash Equivalents1 [Line Items]
Share of profit (loss) of associates			$ 350.9
Ownership percentage											49.00%	49.00%
First Capital Insurance Limited
Schedule Of Cash And Cash Equivalents1 [Line Items]
Proceeds from sales of interests in associates											$ 33.9
Ambridge Partners LLC
Schedule Of Cash And Cash Equivalents1 [Line Items]
Share of profit (loss) of associates									$ 10.4
Percentage of economic interests acquired									50.00%
Consideration paid									$ 46.6
Associates
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)											8.6	$ 10.9
Net change in unrealized gains (losses)											0.0	0.0
Net gains (losses) on investments											8.6	10.9
Subsidiaries
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)											(61.5)	171.3
Net change in unrealized gains (losses)											0.0	0.0
Net gains (losses) on investments											(61.5)	171.3
Other
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)											(36.9)	20.3
Net change in unrealized gains (losses)											8.5	134.7
Net gains (losses) on investments											(28.4)	155.0
ICICI Lombard General Insurance Company Limited
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)												240.0
Net change in unrealized gains (losses)												71.2
Net gains (losses) on investments												311.2
Proceeds from sales of interests in associates												$ 729.0
Ownership percentage												9.90%
Grivalia Properties
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)								$ 171.3
Fairfax Africa
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)	$ (61.5)
Foreign exchange gain (loss)	$ (26.9)
Bonds
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)											112.1	$ (59.6)
Net change in unrealized gains (losses)											593.5	258.1
Net gains (losses) on investments											705.6	198.5
Preferred stocks
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)											0.0	(23.4)
Net change in unrealized gains (losses)											10.0	397.3
Net gains (losses) on investments											10.0	373.9
Common stocks
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)											243.7	548.0
Net change in unrealized gains (losses)											(212.4)	377.9
Net gains (losses) on investments											31.3	925.9
Debt and equity securities
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)											355.8	465.0
Net change in unrealized gains (losses)											391.1	1,033.3
Net gains (losses) on investments											746.9	1,498.3
Derivatives and foreign currency net gains (losses)
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)											(669.1)	633.4
Net change in unrealized gains (losses)											982.2	1,082.8
Net gains (losses) on investments											313.1	1,716.2
Derivatives:
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)											(869.4)	(30.7)
Net change in unrealized gains (losses)											461.3	(24.9)
Net gains (losses) on investments											(408.1)	(55.6)
Equity total return swaps - short positions
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)											(613.2)	48.2
Net change in unrealized gains (losses)											84.6	(93.2)
Net gains (losses) on investments											(528.6)	(45.0)
Equity total return swaps - long positions
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)											207.4	(34.5)
Net change in unrealized gains (losses)											118.2	55.0
Net gains (losses) on investments											325.6	20.5
Equity warrant forward contracts
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)											0.0	83.8
Net change in unrealized gains (losses)											0.0	(38.4)
Net gains (losses) on investments											0.0	45.4
Equity warrants and options
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)											(1.6)	(4.7)
Net change in unrealized gains (losses)											(54.7)	128.6
Net gains (losses) on investments											(56.3)	123.9
CPI-linked derivatives
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)											(300.0)	(14.1)
Net change in unrealized gains (losses)											286.1	1.8
Net gains (losses) on investments											(13.9)	(12.3)
U.S. treasury bond forwards
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)											(103.0)	(119.3)
Net change in unrealized gains (losses)											1.0	32.6
Net gains (losses) on investments											(102.0)	(86.7)
Other
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)											(59.0)	9.9
Net change in unrealized gains (losses)											26.1	(111.3)
Net gains (losses) on investments											(32.9)	(101.4)
Foreign currency net gains (losses)
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)											(65.7)	(3.4)
Net change in unrealized gains (losses)											121.3	(60.3)
Net gains (losses) on investments											55.6	(63.7)
Investing activities
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)											(51.0)	(17.3)
Net change in unrealized gains (losses)											156.4	(50.7)
Net gains (losses) on investments											105.4	(68.0)
Underwriting activities
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)											(16.8)	5.6
Net change in unrealized gains (losses)											0.0	0.0
Net gains (losses) on investments											(16.8)	5.6
Foreign currency contracts
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net realized gains (losses)											2.1	8.3
Net change in unrealized gains (losses)											(35.1)	(9.6)
Net gains (losses) on investments											$ (33.0)	$ (1.3)
Fairfax India | Sanmar Chemicals Group
Schedule Of Cash And Cash Equivalents1 [Line Items]
Net change in unrealized gains (losses)					$ 107.7
Net gains (losses) on investments					48.8
Share of profit (loss) of associates					156.5
Bonds issued					300.0
Proceeds from issue of bonds, notes and debentures					$ 425.5	₨ 30.3
Go Digit Infoworks Services Private Limited
Schedule Of Cash And Cash Equivalents1 [Line Items]
Value of shares committed to be issued			91.0	₨ 6.5
Investment, value of company			$ 858.0	₨ 61.2